Subsequent events	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Subsequent events
2.5.19 Subsequent events
In July 2022, the Group received notification that the FDA lifted the clinical hold on the CYAD-101-002 Phase 1b trial. As described in the note 2.5.16.2, the fair market value assumptions used in contingent consideration liability and related intangible assets has been updated.
There is no other subsequent event that occurred between
six-month
period end as of June 30, 2022 and the date when these condensed consolidated interim financial statements have been authorized by the Board for issuance.